Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Changes in Property and Equipment
(1) Changes in property and equipment for the years ended December 31, 2022 and 2023, are as follows:

	2022
(in millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,315,929	￦	4,707,250	￦	40,270,005	￦	1,607,853	￦	1,094,479	￦	48,995,516
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,189,828)		(30,953,434)		(1,386,615)		(621)		(34,530,630)

Beginning, net		1,315,797		2,517,422		9,316,571		221,238		1,093,858		14,464,886
Acquisition and capital expenditure		11,392		32,030		129,754		67,921		3,105,283		3,346,380
Disposal and termination		(2,556)		(4,338)		(76,608)		(4,695)		(3,926)		(92,123)
Depreciation		—		(147,620)		(2,413,191)		(79,376)		—		(2,640,187)
Impairment		—		—		(6,084)		(7,825)		(2,247)		(16,156)
Transfer in (out) 1		24,647		230,955		2,660,753		31,036		(3,010,193)		(62,802)
Transfer from (to) investment properties		(63,278)		(140,229)		—		—		(2,676)		(206,183)
Acquisition and disposition of businesses		—		—		(4,386)		(481)		(3,720)		(8,587)
Others		(13,194)		66,341		7,020		(4,382)		(68,834)		(13,049)

Ending, net	￦	1,272,808	￦	2,554,561	￦	9,613,829	￦	223,436	￦	1,107,545	￦	14,772,179

Acquisition cost	￦	1,272,940	￦	4,830,853	￦	42,091,573	￦	1,276,779	￦	1,108,043	￦	50,580,188
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,276,292)		(32,477,744)		(1,053,343)		(498)		(35,808,009)

1	The amounts include the transferred amount to Intangible Assets account.

	2023
(in millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,272,940	￦	4,830,853	￦	42,091,573	￦	1,276,779	￦	1,108,043	￦	50,580,188
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,276,292)		(32,477,744)		(1,053,343)		(498)		(35,808,009)

Beginning, net		1,272,808		2,554,561		9,613,829		223,436		1,107,545		14,772,179
Acquisition and capital expenditure		844		5,072		75,412		78,400		3,029,380		3,189,108
Disposal and termination		(3,651)		(5,012)		(70,418)		(1,711)		(327)		(81,119)
Depreciation		—		(148,981)		(2,495,402)		(75,900)		—		(2,720,283)
Impairment		—		—		(6,577)		(1)		(1,294)		(7,872)
Transfer in (out) 1		58,790		151,157		2,706,444		16,407		(3,092,670)		(159,872)
Transfer from (to) investment properties		(37,725)		(88,336)		—		—		(189)		(126,250)
Acquisition and disposition of businesses		18,761		49,532		(14,981)		(44,543)		(3,205)		5,564
Others		14,549		137		(1,628)		(7,742)		(4,692)		624

Ending, net	￦	1,324,376	￦	2,518,130	￦	9,806,679	￦	188,346	￦	1,034,548	￦	14,872,079

Acquisition cost	￦	1,324,508	￦	4,903,073	￦	43,611,280	￦	1,182,144	￦	1,035,198	￦	52,056,203
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,384,943)		(33,804,601)		(993,798)		(650)		(37,184,124)

1	The amounts include the transferred amount to Intangible Assets account.

Summary of the Details of Property and Equipment and Investment Properties Provided
(2) Details of property and equipment and investment properties provided as collateral as of December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	13,899	￦	19,100	Borrowings	￦	6,000	Industrial Bank of Korea, etc.
Land and Buildings	￦	460,166	￦	61,733	Deposits	￦	52,662	Lessee

(in millions of Korean won)	December 31, 2023
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	81,057	￦	64,680	Borrowings	￦	54,900	Industrial Bank of Korea, etc.
Land and Buildings	￦	555,921	￦	64,877	Deposits	￦	55,965	Lessee